Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,117	$ 2,976
Long-lived intangible assets from acquisition goodwill	1,518	1,526
GM [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals	15.00%	14.00%	12.00%
Renault [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals	12.00%	13.00%	14.00%
Ford [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals	10.00%		13.00%
Volvo Cars [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals			4.00%
Volkswagen [Member]
Segment Reporting Information [Line Items]
Percentage of sales to individuals			12.00%
U. S. [Member]
Segment Reporting Information [Line Items]
External sales	1,920	1,651	918
Long-lived assets, Total	1,774	1,728
Exports From The U.S. To Other Regions [Member]
Segment Reporting Information [Line Items]
External sales	$ 535	$ 431	$ 222